Goodwill and Intangible Assets (Acquired Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Acquired intangible assets disclosures
Total gross carrying amount	$ 3,047	$ 3,052
Total accumulated amortization	(1,488)	(1,254)
Total finite-lived intangible assets - net	1,559	1,798
Non-amortizable intangible assets (primarily tradenames)	129	127
Total intangible assets - net	1,688	1,925
Patents
Acquired intangible assets disclosures
Total gross carrying amount	602	596
Total accumulated amortization	(458)	(421)
Other amortizable intangible assets (primarily tradenames and customer related intangibles)
Acquired intangible assets disclosures
Total gross carrying amount	2,445	2,456
Total accumulated amortization	$ (1,030)	$ (833)